EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of other comprehensive income/(loss)
The following table presents other comprehensive income:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(730)	(1,448)	898
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(730)	(1,448)	898
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	54,695	(18,282)	(160,606)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,724)	69,368	168,840
Gains on cash flow hedging instruments	34,971	51,086	8,234
Exchange differences on translating foreign operations arising during the period	(15,346)	4,118	13,344
Total items that may be reclassified to the consolidated income statement in subsequent periods	19,625	55,204	21,578
Total other comprehensive income	18,895	53,756	22,476
Related tax impact	(9,554)	(16,961)	(2,908)
Total other comprehensive income, net of tax	9,341	36,795	19,568
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(1)
For the year ended December 31, 2017 includes €45 thousand related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

The tax effect relating to other comprehensive income are as follows:

	For the years ended December 31,
	2017			2016			2015
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(730)	203	(527)	(1,448)	(18)	(1,466)	898	(308)	590
Gains on cash flow hedging instruments	34,971	(9,757)	25,214	51,086	(16,943)	34,143	8,234	(2,600)	5,634
Exchange gains on translating foreign operations	(15,346)	—	(15,346)	4,118	—	4,118	13,344	—	13,344
Total other comprehensive income	18,895	(9,554)	9,341	53,756	(16,961)	36,795	22,476	(2,908)	19,568